Schedule of Investments (unaudited)
June 30, 2025
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Corporate Bonds
Aerospace & Defense — 1.5%
Boeing Co. (The)
3.38%, 06/15/46	USD	274	$ 187,527
3.63%, 03/01/48		1,843	1,275,744
3.85%, 11/01/48		1,279	918,660
3.75%, 02/01/50		2,849	2,011,950
5.93%, 05/01/60		92	87,452
Embraer Netherlands Finance BV, 5.98%, 02/11/35		34	34,920
L3Harris Technologies, Inc.
5.25%, 06/01/31		90	92,831
5.40%, 07/31/33		328	336,915
Lockheed Martin Corp.
4.07%, 12/15/42		121	101,640
3.80%, 03/01/45		128	100,855
Northrop Grumman Corp.
7.88%, 03/01/26		81	82,790
4.03%, 10/15/47		152	121,196
5.20%, 06/01/54		280	260,888
RTX Corp.
4.15%, 05/15/45		246	201,460
4.35%, 04/15/47		103	85,571
2.82%, 09/01/51		949	586,291
			6,486,690
Automobile Components — 0.4%
Aptiv Swiss Holdings Ltd.
4.35%, 03/15/29		269	265,108
4.65%, 09/13/29		536	534,602
3.25%, 03/01/32		607	543,277
5.15%, 09/13/34		553	533,721
			1,876,708
Automobiles — 1.1%
Daimler Truck Finance North America LLC
2.00%, 12/14/26(a)		200	193,294
3.65%, 04/07/27(a)		791	780,873
Ford Holdings LLC, 9.30%, 03/01/30		350	397,658
Ford Motor Co.
7.45%, 07/16/31		346	374,665
3.25%, 02/12/32		427	360,003
6.10%, 08/19/32		216	215,696
4.75%, 01/15/43		199	153,020
5.29%, 12/08/46		111	89,621
General Motors Co.
5.40%, 10/15/29		119	121,496
5.63%, 04/15/30		1,379	1,409,478
5.40%, 04/01/48		233	202,385
5.95%, 04/01/49		443	414,100
			4,712,289
Banks — 15.7%
AIB Group PLC, 5.32%, 05/15/31(a)		1,035	1,053,155
Associated Banc-Corp, 6.46%, 08/29/30		1,470	1,510,667
Australia & New Zealand Banking Group Ltd., 5.82%, 06/18/36(a)		1,164	1,182,265
Bank of America Corp.
1.73%, 07/22/27		209	203,144
5.93%, 09/15/27		4,011	4,081,020
3.82%, 01/20/28		306	303,333
2.55%, 02/04/28		164	159,390
3.71%, 04/24/28		598	590,899
3.59%, 07/21/28		452	445,062
4.95%, 07/22/28		506	511,830
4.62%, 05/09/29		1,746	1,757,080
Security		Par (000)	Value
Banks (continued)
Bank of America Corp.
5.51%, 01/24/36	USD	2,895	$ 2,976,681
4.08%, 03/20/51		994	789,382
Bank of Ireland Group PLC, 6.25%, 09/16/26(a)		1,130	1,133,624
Barclays PLC
4.84%, 09/10/28		1,335	1,345,304
5.37%, 02/25/31		264	269,672
BNP Paribas SA, 4.79%, 05/09/29(a)		1,726	1,734,813
CaixaBank SA, 07/03/29(a)(b)		1,297	1,300,230
Citibank N.A., 4.58%, 05/29/27		2,533	2,546,912
Citigroup, Inc.
4.64%, 05/07/28		1,721	1,725,562
2.67%, 01/29/31		897	822,444
5.88%, 02/22/33		248	257,191
6.02%, 01/24/36		2,656	2,727,493
Commonwealth Bank of Australia, 5.93%, 03/14/46(a)		575	564,619
Credit Agricole SA
1.25%, 01/26/27(a)		1,096	1,075,097
5.22%, 05/27/31(a)		2,207	2,248,155
Fifth Third Bank N.A., 4.97%, 01/28/28		625	629,576
First Horizon Corp., 5.51%, 03/07/31		378	383,447
FNB Corp., 5.72%, 12/11/30		912	917,165
HSBC Holdings PLC, 5.29%, 11/19/30		922	941,889
HSBC U.S.A., Inc., 4.65%, 06/03/28		2,124	2,140,753
Huntington National Bank (The), 4.87%, 04/12/28		1,080	1,086,759
JPMorgan Chase & Co.
1.05%, 11/19/26		1,294	1,276,530
4.92%, 01/24/29		650	658,728
5.57%, 04/22/36		1,967	2,038,487
3.11%, 04/22/41		123	94,272
2.53%, 11/19/41		134	93,924
5.53%, 11/29/45		3,175	3,182,069
4.26%, 02/22/48		420	353,868
3.11%, 04/22/51		243	163,513
KeyBank N.A.
3.90%, 04/13/29		557	538,000
4.90%, 08/08/32		453	437,131
KeyCorp, 6.40%, 03/06/35		3,485	3,717,465
Lloyds Banking Group PLC
4.58%, 12/10/25		834	833,176
6.07%, 06/13/36		740	760,793
M&T Bank Corp.
5.18%, 07/08/31		1,185	1,204,630
5.39%, 01/16/36		378	376,687
Macquarie Bank Ltd., 4.33%, 06/12/28(a)		1,272	1,278,541
PNC Bank N.A., 4.54%, 05/13/27		910	910,457
PNC Financial Services Group, Inc. (The)
6.88%, 10/20/34		226	252,646
5.68%, 01/22/35		290	301,309
5.40%, 07/23/35		337	343,162
Santander UK Group Holdings PLC
5.69%, 04/15/31		272	280,547
2.90%, 03/15/32		761	679,138
Skandinaviska Enskilda Banken AB, 4.38%, 06/02/28(a)		1,060	1,068,161
Societe Generale SA, 5.25%, 05/22/29(a)		1,702	1,722,781
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/26		249	244,663
07/08/46(b)		795	795,000
Toronto-Dominion Bank (The), 4.57%, 06/02/28		1,275	1,284,392
Truist Bank, 4.67%, 05/20/27		2,123	2,126,164

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Wells Fargo & Co.
5.61%, 04/23/36	USD	667	$ 688,490
5.61%, 01/15/44		181	175,432
4.65%, 11/04/44		199	170,352
4.90%, 11/17/45		273	240,130
4.61%, 04/25/53		650	553,939
Series W, 4.90%, 01/24/28		530	533,838
			68,793,028
Beverages — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46		776	711,313
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29		965	982,386
4.44%, 10/06/48		108	91,840
5.55%, 01/23/49		491	487,276
4.75%, 04/15/58		100	87,690
			2,360,505
Biotechnology — 1.1%
AbbVie, Inc.
4.05%, 11/21/39		266	233,151
4.40%, 11/06/42		138	121,338
5.35%, 03/15/44		97	95,077
4.75%, 03/15/45		96	86,509
4.70%, 05/14/45		130	116,549
4.45%, 05/14/46		310	266,842
5.40%, 03/15/54		688	668,981
Amgen, Inc.
4.56%, 06/15/48		131	111,334
3.38%, 02/21/50		777	546,569
4.66%, 06/15/51		837	716,593
4.20%, 02/22/52		1,352	1,058,569
2.77%, 09/01/53		499	295,920
Gilead Sciences, Inc.
4.15%, 03/01/47		240	196,029
2.80%, 10/01/50		143	89,895
5.55%, 10/15/53		86	84,895
			4,688,251
Broadline Retail — 0.1%
Alibaba Group Holding Ltd.
4.20%, 12/06/47		200	160,608
3.15%, 02/09/51		300	195,000
			355,608
Capital Markets — 6.3%
Ares Capital Corp.
5.88%, 03/01/29		568	579,165
5.95%, 07/15/29		292	298,767
5.80%, 03/08/32		337	335,590
Ares Strategic Income Fund, 5.70%, 03/15/28		85	85,687
Bank of New York Mellon Corp. (The), 4.44%, 06/09/28		710	713,750
Blue Owl Capital Corp.
5.95%, 03/15/29		283	284,455
6.20%, 07/15/30		1,217	1,229,385
Deutsche Bank AG
5.37%, 01/10/29		1,251	1,272,959
3.74%, 01/07/33		400	360,031
Goldman Sachs Group, Inc. (The)
5.22%, 04/23/31		2,764	2,833,574
2.62%, 04/22/32		986	876,409
6.13%, 02/15/33		79	86,301
3.10%, 02/24/33		2,105	1,894,598
Security		Par (000)	Value
Capital Markets (continued)
Intercontinental Exchange, Inc.
5.25%, 06/15/31	USD	448	$ 464,051
1.85%, 09/15/32		142	117,870
4.25%, 09/21/48		104	85,710
3.00%, 06/15/50		134	87,448
Morgan Stanley
3.77%, 01/24/29		1	986
4.99%, 04/12/29		4,373	4,436,616
5.23%, 01/15/31		3,598	3,683,248
5.19%, 04/17/31		5,507	5,645,389
Siemens Funding BV
5.80%, 05/28/55(a)		200	205,943
5.90%, 05/28/65(a)		200	207,168
UBS AG, 4.86%, 01/10/28		575	579,674
UBS Group AG
5.58%, 05/09/36(a)		515	526,647
4.88%, 05/15/45		618	555,157
			27,446,578
Chemicals — 0.9%
DuPont de Nemours, Inc.
4.73%, 11/15/28		3,110	3,157,212
5.32%, 11/15/38		610	631,436
5.42%, 11/15/48		81	81,570
Ecolab, Inc., 4.30%, 06/15/28		190	191,323
			4,061,541
Commercial Services & Supplies — 0.3%
President & Fellows of Harvard College
5.26%, 03/15/36		585	606,124
3.62%, 10/01/37		43	37,745
Trustees of Princeton University (The), 4.65%, 07/01/30		435	445,196
Yale University, Series 2025, 4.70%, 04/15/32		310	314,385
			1,403,450
Communications Equipment — 0.9%
Motorola Solutions, Inc.
2.30%, 11/15/30		388	344,426
5.60%, 06/01/32		88	91,671
5.20%, 08/15/32		2,201	2,237,779
5.40%, 04/15/34		1,207	1,230,963
			3,904,839
Construction Materials — 0.1%
CRH America Finance, Inc., 4.50%, 04/04/48(a)		306	257,700
Consumer Finance — 3.5%
Ally Financial, Inc.
5.75%, 11/20/25		959	961,180
5.74%, 05/15/29		1,674	1,703,802
8.00%, 11/01/31		1,315	1,486,259
6.65%, 01/17/40		158	155,330
American Express Co., 5.67%, 04/25/36		264	273,380
Capital One Financial Corp., 6.18%, 01/30/36		390	397,038
Ford Motor Credit Co. LLC
2.70%, 08/10/26		200	194,724
5.85%, 05/17/27		861	867,553
6.05%, 11/05/31		525	522,292
6.13%, 03/08/34		200	194,691
6.50%, 02/07/35		2,988	2,983,866
General Motors Financial Co., Inc., 1.50%, 06/10/26		962	933,871
Hyundai Capital America, 4.88%, 06/23/27(a)		790	794,557
Synchrony Financial
5.15%, 03/19/29		440	441,776

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Consumer Finance (continued)
Synchrony Financial
5.45%, 03/06/31	USD	1,415	$ 1,427,337
7.25%, 02/02/33		807	844,400
Toyota Motor Credit Corp.
5.05%, 05/16/29		1,106	1,135,345
4.60%, 10/10/31		138	138,306
			15,455,707
Consumer Staples Distribution & Retail — 0.2%
CVS Health Corp.
2.88%, 06/01/26		89	87,643
2.70%, 08/21/40		128	88,260
4.25%, 04/01/50		116	87,760
Target Corp., 5.25%, 02/15/36		585	590,438
			854,101
Containers & Packaging — 1.1%
Amcor Flexibles North America, Inc., 5.50%, 03/17/35(a)		1,075	1,090,658
Berry Global, Inc.
1.57%, 01/15/26		1,819	1,786,478
5.80%, 06/15/31		1,961	2,060,643
			4,937,779
Diversified Consumer Services — 0.2%
United Rentals North America, Inc., 6.00%, 12/15/29(a)		759	777,353
Diversified REITs — 2.0%
American Tower Corp.
2.90%, 01/15/30		1,177	1,096,755
1.88%, 10/15/30		1,040	904,004
5.90%, 11/15/33		99	104,445
5.40%, 01/31/35		1,741	1,777,288
5.35%, 03/15/35		239	243,123
Crown Castle, Inc.
1.05%, 07/15/26		1,911	1,840,506
2.90%, 03/15/27		1,067	1,038,027
3.65%, 09/01/27		86	84,519
Equinix, Inc., 2.95%, 09/15/51		471	290,337
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/29		165	166,830
4.00%, 01/15/30		213	204,691
6.25%, 09/15/54		462	450,982
VICI Properties LP, 5.13%, 11/15/31		458	458,568
			8,660,075
Diversified Telecommunication Services — 0.7%
AT&T Inc.
6.05%, 08/15/56		655	668,438
3.65%, 09/15/59		334	224,082
Sprint Capital Corp., 6.88%, 11/15/28		1,954	2,097,692
			2,990,212
Electric Utilities — 8.4%
AEP Transmission Co. LLC
5.15%, 04/01/34		141	142,610
5.38%, 06/15/35		107	109,328
3.75%, 12/01/47		155	117,349
Series N, 2.75%, 08/15/51		310	189,640
AES Corp. (The)
3.30%, 07/15/25(a)		862	861,039
1.38%, 01/15/26		354	347,271
5.45%, 06/01/28		433	442,478
5.80%, 03/15/32		1,000	1,015,275
Security		Par (000)	Value
Electric Utilities (continued)
Alabama Power Co.
5.70%, 02/15/33	USD	810	$ 844,607
3.45%, 10/01/49		349	247,667
Series B, 3.70%, 12/01/47		605	460,815
Baltimore Gas & Electric Co.
3.75%, 08/15/47		386	292,402
4.25%, 09/15/48		384	311,572
3.20%, 09/15/49		358	242,739
2.90%, 06/15/50		182	113,800
Berkshire Hathaway Energy Co.
3.80%, 07/15/48		144	108,684
2.85%, 05/15/51		342	209,441
Colbun SA, 3.15%, 01/19/32(a)		615	545,659
Constellation Energy Generation LLC, 5.75%, 03/15/54		147	144,005
Dominion Energy, Inc., 4.60%, 05/15/28		775	780,106
DTE Electric Co.
3.70%, 06/01/46		112	85,242
3.95%, 03/01/49		176	138,129
5.85%, 05/15/55		85	87,023
Duke Energy Carolinas LLC
3.95%, 11/15/28		1,278	1,274,890
2.45%, 08/15/29		227	211,729
2.45%, 02/01/30		424	391,742
4.85%, 03/15/30		355	362,805
3.70%, 12/01/47		184	138,421
3.45%, 04/15/51		117	82,856
Duke Energy Florida LLC, 4.20%, 07/15/48		252	201,868
Duke Energy Indiana LLC, 5.90%, 05/15/55		290	298,076
Duke Energy Progress LLC
3.45%, 03/15/29		1,339	1,302,635
4.20%, 08/15/45		122	100,333
3.70%, 10/15/46		250	188,704
Enel Americas SA, 4.00%, 10/25/26		232	229,680
Enel Finance International NV
7.05%, 10/14/25(a)		550	553,233
4.63%, 06/15/27(a)		701	703,579
Eversource Energy
4.60%, 07/01/27		84	84,396
3.45%, 01/15/50		174	121,703
FirstEnergy Corp.
Series B, 3.90%, 07/15/27		674	666,443
Series C, 4.85%, 07/15/47		160	135,956
Series C, 3.40%, 03/01/50		1,329	900,703
FirstEnergy Transmission LLC
5.00%, 01/15/35		638	631,134
4.55%, 04/01/49(a)		175	148,331
4.55%, 04/01/49(c)		158	133,921
Florida Power & Light Co.
5.95%, 02/01/38		77	82,730
5.13%, 06/01/41		112	107,166
4.05%, 10/01/44		205	169,174
4.13%, 06/01/48		106	86,105
3.15%, 10/01/49		126	85,136
5.60%, 06/15/54		86	85,607
Georgia Power Co.
4.70%, 05/15/32		514	513,900
5.20%, 03/15/35		1,484	1,504,651
Interstate Power & Light Co.
5.70%, 10/15/33		111	115,253
4.95%, 09/30/34		173	169,574
5.60%, 06/29/35		136	139,790

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
MidAmerican Energy Co.
3.95%, 08/01/47	USD	308	$ 243,083
3.15%, 04/15/50		296	199,696
2.70%, 08/01/52		143	88,518
5.85%, 09/15/54		157	161,583
NextEra Energy Capital Holdings, Inc.
4.85%, 02/04/28		192	194,641
5.05%, 03/15/30		407	416,472
Northern States Power Co.
3.60%, 09/15/47		124	92,654
2.60%, 06/01/51		151	91,141
5.65%, 05/15/55		93	92,828
NRG Energy, Inc.
2.45%, 12/02/27(a)		330	313,207
4.45%, 06/15/29(a)		211	207,587
Ohio Power Co.
4.15%, 04/01/48		628	485,261
4.00%, 06/01/49		270	204,629
Series D, 6.60%, 03/01/33		194	211,721
Pacific Gas & Electric Co.
2.50%, 02/01/31		1,251	1,085,932
3.30%, 08/01/40		189	135,210
4.25%, 03/15/46		620	461,233
4.00%, 12/01/46		670	479,688
3.95%, 12/01/47		406	286,432
4.95%, 07/01/50		177	142,663
5.25%, 03/01/52		1,859	1,546,724
6.75%, 01/15/53		85	85,522
6.70%, 04/01/53		131	131,355
5.90%, 10/01/54		142	128,744
6.15%, 03/01/55		257	239,786
PECO Energy Co.
5.95%, 10/01/36		80	85,237
4.38%, 08/15/52		311	257,182
Pinnacle West Capital Corp., 5.15%, 05/15/30		851	871,150
PPL Capital Funding, Inc., 5.25%, 09/01/34		555	559,463
Public Service Electric & Gas Co.
5.70%, 12/01/36		94	98,180
3.85%, 05/01/49		111	85,990
3.20%, 08/01/49		199	138,080
3.00%, 03/01/51		135	88,002
San Diego Gas & Electric Co., Series RRR, 3.75%, 06/01/47		108	79,927
Southern California Edison Co.
4.40%, 09/06/26		735	733,714
2.75%, 02/01/32		191	164,389
3.65%, 02/01/50		167	110,378
Series 20A, 2.95%, 02/01/51		1,533	896,398
Series E, 3.70%, 08/01/25		87	86,891
Series E, 5.45%, 06/01/52		165	142,407
Series H, 3.65%, 06/01/51		207	136,849
Southern Co. (The)
5.20%, 06/15/33		177	180,088
4.25%, 07/01/36		1,754	1,603,830
System Energy Resources, Inc., 5.30%, 12/15/34		290	286,601
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/31(a)		1,101	1,120,179
Vistra Operations Co. LLC
6.95%, 10/15/33(a)		121	132,868
6.00%, 04/15/34(a)		411	426,807
Security		Par (000)	Value
Electric Utilities (continued)
Vistra Operations Co. LLC
5.70%, 12/30/34(a)	USD	1,055	$ 1,074,305
Wisconsin Electric Power Co., 5.05%, 10/01/54		181	162,961
			37,007,291
Electrical Equipment — 0.1%
Otis Worldwide Corp., 5.25%, 08/16/28		282	290,295
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp.
5.05%, 04/05/27		230	233,559
4.38%, 06/12/28		1,273	1,281,864
4.35%, 06/01/29		817	820,505
			2,335,928
Financial Services — 1.6%
Andiron Financing LLC, (1-mo. CME Term SOFR + 3.00%), 7.31%, 01/21/30(d)(e)		80	80,000
AT&T Reign II Multi-Property Lease-Backed Pass- Through Trust, 6.09%, 12/15/44(a)		1,935	1,936,054
Aviation Capital Group LLC
1.95%, 01/30/26(a)		157	154,510
1.95%, 09/20/26(a)		567	548,778
4.75%, 04/14/27(a)		503	503,481
Glencore Funding LLC
2.50%, 09/01/30(a)		255	229,764
5.70%, 05/08/33(a)		803	830,208
5.67%, 04/01/35(a)		424	432,548
6.14%, 04/01/55(a)		2	2,022
Nasdaq, Inc., 5.55%, 02/15/34		249	259,425
TER Finance Jersey Ltd., Series 22, 0.00%, 10/02/25(a)(f)		2,226	2,175,915
			7,152,705
Food Products — 0.2%
Mars, Inc., 5.70%, 05/01/55(a)		928	925,735
Gas Utilities — 0.0%
Atmos Energy Corp.
2.85%, 02/15/52		173	106,829
5.75%, 10/15/52		115	114,952
			221,781
Ground Transportation — 1.5%
Burlington Northern Santa Fe LLC, 5.80%, 03/15/56		1,093	1,124,717
CSX Corp., 4.10%, 11/15/32		590	572,331
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.40%, 11/15/26(a)		340	334,768
5.35%, 01/12/27(a)		387	391,383
4.20%, 04/01/27(a)		128	127,413
4.40%, 07/01/27(a)		391	390,434
6.05%, 08/01/28(a)		1,308	1,362,737
Ryder System, Inc.
2.85%, 03/01/27		565	550,323
5.30%, 03/15/27		94	95,400
4.30%, 06/15/27		246	246,166
5.25%, 06/01/28		402	412,444
Uber Technologies, Inc.
4.80%, 09/15/34		163	160,105
5.35%, 09/15/54		701	653,864
			6,422,085
Health Care Equipment & Supplies — 1.5%
Baxter International, Inc., 2.54%, 02/01/32		665	579,604
Becton Dickinson & Co.
4.69%, 02/13/28		702	708,860

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Equipment & Supplies (continued)
Becton Dickinson & Co.
5.08%, 06/07/29	USD	125	$ 127,720
2.82%, 05/20/30		998	923,867
Solventum Corp.
5.60%, 03/23/34		2,332	2,399,968
5.90%, 04/30/54		1,651	1,650,455
			6,390,474
Health Care Providers & Services — 3.2%
Aetna, Inc., 3.88%, 08/15/47		354	257,680
Banner Health
2.91%, 01/01/42		212	148,264
Series 2020, 3.18%, 01/01/50		116	75,938
Centene Corp.
3.38%, 02/15/30		2,600	2,394,687
3.00%, 10/15/30		226	201,936
2.63%, 08/01/31		527	451,535
CommonSpirit Health
2.78%, 10/01/30		258	236,185
5.21%, 12/01/31		171	175,461
3.82%, 10/01/49		182	132,615
3.91%, 10/01/50		292	216,192
Elevance Health, Inc.
5.85%, 01/15/36		229	240,118
4.55%, 03/01/48		174	145,005
3.60%, 03/15/51		193	135,829
6.10%, 10/15/52		104	105,983
5.65%, 06/15/54		152	146,059
5.70%, 02/15/55		662	641,513
HCA, Inc.
5.75%, 03/01/35		303	311,597
3.50%, 07/15/51		257	170,243
5.90%, 06/01/53		155	149,661
6.20%, 03/01/55		2,574	2,592,333
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52		137	103,214
Humana, Inc.
4.63%, 12/01/42		103	85,465
4.80%, 03/15/47		139	115,037
3.95%, 08/15/49		118	85,057
Memorial Health Services, 3.45%, 11/01/49		191	135,997
Mount Nittany Medical Center Obligated Group, Series 2022, 3.80%, 11/15/52		140	103,814
Nationwide Children’s Hospital, Inc., 4.56%, 11/01/52		151	128,712
Sutter Health
Series 2018, 4.09%, 08/15/48		223	178,042
Series 20A, 2.29%, 08/15/30		398	359,446
UnitedHealth Group, Inc.
4.40%, 06/15/28		470	472,328
5.30%, 06/15/35		245	249,710
3.50%, 08/15/39		123	99,262
2.75%, 05/15/40		123	89,237
5.70%, 10/15/40		167	170,549
5.95%, 02/15/41		97	99,905
3.95%, 10/15/42		318	257,497
4.25%, 03/15/43		140	117,573
5.50%, 07/15/44		89	86,685
4.75%, 07/15/45		345	305,259
4.20%, 01/15/47		344	276,361
4.25%, 04/15/47		356	288,152
4.25%, 06/15/48		250	200,882
3.25%, 05/15/51		404	267,973
5.88%, 02/15/53		178	178,342
Security		Par (000)	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.
5.38%, 04/15/54	USD	188	$ 175,746
5.63%, 07/15/54		259	251,235
5.95%, 06/15/55		65	66,012
3.88%, 08/15/59		265	186,734
			14,063,060
Health Care REITs — 1.4%
DOC DR LLC, 2.63%, 11/01/31		349	307,905
Healthpeak OP LLC
3.00%, 01/15/30		90	84,384
5.25%, 12/15/32		126	128,225
Ventas Realty LP, 5.00%, 01/15/35		1,102	1,083,144
Welltower OP LLC
2.05%, 01/15/29		93	86,148
4.13%, 03/15/29		87	86,491
3.10%, 01/15/30		1,048	992,464
4.50%, 07/01/30		1,410	1,416,674
2.80%, 06/01/31		473	429,653
2.75%, 01/15/32		233	207,991
5.13%, 07/01/35		1,110	1,114,322
			5,937,401
Independent Power and Renewable Electricity Producers — 0.4%
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(g)		1,715	1,724,131
Industrial Conglomerates — 1.0%
3M Co.
5.15%, 03/15/35		1,299	1,310,558
3.63%, 10/15/47		201	148,506
3.25%, 08/26/49		476	321,914
3.70%, 04/15/50		772	567,092
Honeywell International, Inc.
4.70%, 02/01/30		728	738,847
4.95%, 09/01/31		727	746,572
2.80%, 06/01/50		406	256,932
John Deere Capital Corp., 4.20%, 07/15/27		515	516,236
			4,606,657
Industrial REITs — 0.1%
Prologis LP, 1.75%, 07/01/30		588	516,975
Insurance — 0.9%
AEGON Funding Co. LLC, 5.50%, 04/16/27(a)		1,807	1,828,949
Aon Corp., 6.25%, 09/30/40		178	189,112
Aon Global Ltd.
4.60%, 06/14/44		98	85,027
4.75%, 05/15/45		129	112,665
Athene Holding Ltd., 6.63%, 05/19/55		614	632,651
Marsh & McLennan Cos., Inc.
2.25%, 11/15/30		159	142,359
4.85%, 11/15/31		113	114,744
5.00%, 03/15/35		165	164,948
4.35%, 01/30/47		101	85,487
4.90%, 03/15/49		215	194,213
Swiss RE Subordinated Finance PLC, 6.19%, 04/01/46(a)		400	399,847
			3,950,002
Interactive Media & Services — 1.2%
Meta Platforms, Inc.
4.45%, 08/15/52		699	589,332
5.60%, 05/15/53		103	102,999
4.65%, 08/15/62		2,005	1,690,112
5.75%, 05/15/63		104	105,129
5.55%, 08/15/64		1,009	986,032

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interactive Media & Services (continued)
Netflix, Inc.
4.88%, 06/15/30(a)	USD	1,610	$ 1,647,306
5.40%, 08/15/54		94	92,767
			5,213,677
IT Services — 1.6%
Fidelity National Information Services, Inc.
3.10%, 03/01/41		411	301,974
4.50%, 08/15/46		59	48,506
Fiserv, Inc.
5.35%, 03/15/31		206	213,579
5.63%, 08/21/33		224	232,913
5.45%, 03/15/34		85	87,066
5.15%, 08/12/34		349	350,276
Foundry JV Holdco LLC
6.10%, 01/25/36(a)		2,827	2,924,851
6.20%, 01/25/37(a)		233	242,527
Global Payments, Inc.
1.20%, 03/01/26		304	296,859
4.80%, 04/01/26		1,125	1,124,394
2.90%, 05/15/30		93	85,503
International Business Machines Corp.
2.95%, 05/15/50		135	85,975
3.43%, 02/09/52		332	228,416
Mastercard, Inc., 4.10%, 01/15/28		868	871,815
			7,094,654
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc., 4.20%, 09/09/27		1,231	1,230,508
Machinery — 0.3%
Ingersoll Rand, Inc.
5.31%, 06/15/31		113	117,153
5.70%, 08/14/33		687	719,426
5.45%, 06/15/34		423	434,999
			1,271,578
Media — 2.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 03/01/42		92	65,600
5.13%, 07/01/49		86	71,506
4.80%, 03/01/50		179	143,212
3.70%, 04/01/51		1,581	1,053,120
5.25%, 04/01/53		64	54,374
3.85%, 04/01/61		932	597,108
4.40%, 12/01/61		3,448	2,417,689
3.95%, 06/30/62		1,825	1,175,877
5.50%, 04/01/63		171	144,593
Comcast Corp.
4.60%, 08/15/45		621	535,514
4.00%, 08/15/47		792	613,902
4.00%, 11/01/49		259	196,852
2.80%, 01/15/51		977	585,821
2.45%, 08/15/52		460	250,791
Cox Communications, Inc., 5.95%, 09/01/54(a)		763	708,351
Paramount Global
3.70%, 10/04/26		177	172,976
2.90%, 01/15/27		668	650,204
3.38%, 02/15/28		48	46,441
5.85%, 09/01/43		209	181,897
4.90%, 08/15/44		112	86,389
Warnermedia Holdings, Inc., 3.76%, 03/15/27		693	673,132
			10,425,349
Security		Par (000)	Value
Metals & Mining — 0.8%
Freeport-McMoRan, Inc., 5.40%, 11/14/34	USD	1,170	$ 1,188,296
Glencore Canada Corp., 6.20%, 06/15/35		148	153,273
Rio Tinto Finance U.S.A. PLC
5.25%, 03/14/35		340	345,945
5.88%, 03/14/65		197	197,843
Southern Copper Corp., 5.25%, 11/08/42		200	185,500
Steel Dynamics, Inc.
3.25%, 10/15/50		647	426,535
5.75%, 05/15/55		242	234,565
Vale Overseas Ltd.
3.75%, 07/08/30		346	326,569
6.40%, 06/28/54		563	550,338
			3,608,864
Multi-Utilities — 0.6%
CenterPoint Energy Houston Electric LLC
5.05%, 03/01/35		89	88,891
Series AE, 2.35%, 04/01/31		328	291,528
Series AG, 3.00%, 03/01/32		138	124,885
CenterPoint Energy Resources Corp.
5.25%, 03/01/28		108	110,609
4.00%, 04/01/28		144	142,803
CMS Energy Corp.
2.95%, 02/15/27		259	252,837
4.70%, 03/31/43		101	87,458
4.88%, 03/01/44		95	84,711
Consumers Energy Co.
3.95%, 07/15/47		234	185,841
3.10%, 08/15/50		244	163,591
NiSource, Inc.
5.95%, 06/15/41		141	143,448
5.80%, 02/01/42		238	234,077
5.25%, 02/15/43		94	87,682
4.80%, 02/15/44		99	87,382
5.65%, 02/01/45		177	172,614
4.38%, 05/15/47		104	85,499
5.00%, 06/15/52		97	85,783
5.85%, 04/01/55		89	88,066
Virginia Electric & Power Co., Series D, 4.65%, 08/15/43		99	86,779
			2,604,484
Oil, Gas & Consumable Fuels — 8.5%
Cameron LNG LLC
3.30%, 01/15/35(a)		408	349,781
3.40%, 01/15/38(a)		161	137,177
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29		593	572,067
Cheniere Energy Partners LP
4.00%, 03/01/31		399	379,681
3.25%, 01/31/32		237	212,455
5.95%, 06/30/33		505	527,137
5.75%, 08/15/34		291	298,848
10/30/35(a)(b)		255	257,005
Cheniere Energy, Inc., 5.65%, 04/15/34		1,970	2,017,634
Coterra Energy, Inc.
5.40%, 02/15/35		1,355	1,341,278
5.90%, 02/15/55		178	165,691
DCP Midstream Operating LP
5.13%, 05/15/29		522	530,264
3.25%, 02/15/32		849	750,263
Diamondback Energy, Inc.
3.50%, 12/01/29		807	771,991
4.40%, 03/24/51		112	86,421

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc.
4.25%, 03/15/52	USD	396	$ 297,981
6.25%, 03/15/53		90	88,987
5.75%, 04/18/54		234	217,204
5.90%, 04/18/64		289	267,478
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54		173	165,324
6.20%, 01/15/55		775	800,873
Energy Transfer LP
4.95%, 01/15/43		102	86,995
5.95%, 10/01/43		92	87,399
5.30%, 04/01/44		495	443,380
5.00%, 05/15/44		289	249,028
5.35%, 05/15/45		97	87,359
5.30%, 04/15/47		259	228,445
5.40%, 10/01/47		111	98,848
6.00%, 06/15/48		90	86,423
5.00%, 05/15/50		851	711,155
5.95%, 05/15/54		187	177,893
6.05%, 09/01/54		92	88,419
6.20%, 04/01/55		501	493,232
Series 20Y, 5.80%, 06/15/38		174	174,584
EQT Corp.
3.13%, 05/15/26(a)		1,382	1,360,720
7.50%, 06/01/27(a)		294	299,349
4.75%, 01/15/31(a)		853	839,586
3.63%, 05/15/31(a)		614	569,111
5.75%, 02/01/34		2,061	2,131,007
Expand Energy Corp.
5.38%, 02/01/29		5,437	5,442,060
5.88%, 02/01/29(a)		4,576	4,594,400
6.75%, 04/15/29(a)		900	910,774
5.38%, 03/15/30		1,406	1,409,942
Hess Corp.
7.30%, 08/15/31		900	1,020,738
7.13%, 03/15/33		83	93,992
6.00%, 01/15/40		422	444,130
5.80%, 04/01/47		88	87,528
Kinder Morgan Energy Partners LP
5.00%, 08/15/42		98	87,532
4.70%, 11/01/42		272	236,318
5.50%, 03/01/44		94	88,591
5.40%, 09/01/44		126	116,468
Kinder Morgan, Inc.
5.55%, 06/01/45		92	86,784
5.20%, 03/01/48		99	89,010
3.25%, 08/01/50		173	111,867
3.60%, 02/15/51		393	270,700
5.95%, 08/01/54		615	603,548
Pioneer Natural Resources Co.
1.90%, 08/15/30		239	211,847
2.15%, 01/15/31		759	674,160
Raizen Fuels Finance SA, 6.70%, 02/25/37(a)		1,096	1,073,395
Sabine Pass Liquefaction LLC
5.88%, 06/30/26		297	298,616
4.20%, 03/15/28		101	100,465
Targa Resources Corp.
4.95%, 04/15/52		308	256,940
6.25%, 07/01/52		141	139,629
6.50%, 02/15/53		151	155,013
6.13%, 05/15/55		44	43,044
			37,095,964
Security		Par (000)	Value
Paper & Forest Products — 0.2%
Georgia-Pacific LLC, 4.40%, 06/30/28(a)	USD	950	$ 954,767
Passenger Airlines — 0.6%
AS Mileage Plan IP Ltd.
5.02%, 10/20/29(a)		98	96,976
5.31%, 10/20/31(a)		1,388	1,365,521
United Airlines Pass-Through Trust, Series 2024-1, A, 5.88%, 02/15/37		1,272	1,265,915
			2,728,412
Pharmaceuticals — 0.5%
Eli Lilly & Co.
5.10%, 02/12/35		99	101,472
5.05%, 08/14/54		100	93,867
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/53		175	165,202
Pfizer, Inc.
4.10%, 09/15/38		320	286,897
3.90%, 03/15/39		740	645,985
2.55%, 05/28/40		122	87,558
4.30%, 06/15/43		355	307,012
4.40%, 05/15/44		246	215,374
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/50		200	130,977
5.65%, 07/05/54		241	234,351
			2,268,695
Residential REITs — 0.3%
American Homes 4 Rent LP
5.50%, 02/01/34		148	150,474
5.50%, 07/15/34		86	87,148
5.25%, 03/15/35		469	465,527
Invitation Homes Operating Partnership LP
2.00%, 08/15/31		134	114,094
5.50%, 08/15/33		149	151,312
2.70%, 01/15/34		102	84,301
4.88%, 02/01/35		331	320,657
			1,373,513
Retail REITs — 0.1%
Brixmor Operating Partnership LP, 2.50%, 08/16/31		100	87,151
Realty Income Corp.
5.63%, 10/13/32		83	86,845
2.85%, 12/15/32		101	88,395
5.13%, 04/15/35		128	128,153
4.65%, 03/15/47		93	80,784
Regency Centers LP, 5.10%, 01/15/35		85	85,189
			556,517
Semiconductors & Semiconductor Equipment — 2.5%
Analog Devices, Inc., 5.30%, 12/15/45		110	106,111
AP Grange Holdings LLC, 6.50%, 03/20/45 (Acquired 06/21/24, cost $738,000)(d)(h)		738	731,579
Applied Materials, Inc.
3.30%, 04/01/27		226	223,044
1.75%, 06/01/30		235	208,850
Broadcom, Inc.
4.15%, 02/15/28		1,615	1,610,300
4.35%, 02/15/30		818	814,966
5.15%, 11/15/31		1,633	1,679,993
4.55%, 02/15/32		145	143,659
4.80%, 10/15/34		212	209,439
4.93%, 05/15/37(a)		234	227,103
KLA Corp.
5.00%, 03/15/49		168	155,042

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
KLA Corp.
3.30%, 03/01/50	USD	919	$ 636,696
Lam Research Corp.
4.88%, 03/15/49		139	126,603
2.88%, 06/15/50		131	84,633
Micron Technology, Inc., 6.05%, 11/01/35		1,540	1,611,710
NVIDIA Corp.
3.50%, 04/01/40		710	598,092
3.50%, 04/01/50		380	283,870
QUALCOMM, Inc., 5.00%, 05/20/35		1,368	1,377,475
			10,829,165
Software — 1.7%
AppLovin Corp.
5.50%, 12/01/34		665	675,171
5.95%, 12/01/54		1,043	1,018,626
Oracle Corp.
3.60%, 04/01/40		633	506,639
4.13%, 05/15/45		336	267,010
4.00%, 07/15/46		1,544	1,190,811
6.00%, 08/03/55		1,834	1,830,909
Synopsys, Inc., 5.70%, 04/01/55		464	461,336
VMware LLC, 2.20%, 08/15/31		1,685	1,462,476
			7,412,978
Specialized REITs — 0.6%
Extra Space Storage LP, 5.40%, 06/15/35		2,483	2,496,412
Technology Hardware, Storage & Peripherals — 0.3%
Hewlett Packard Enterprise Co.
5.00%, 10/15/34		715	693,563
5.60%, 10/15/54		681	628,957
			1,322,520
Tobacco — 1.3%
BAT Capital Corp.
4.54%, 08/15/47		1,231	994,429
4.76%, 09/06/49		738	608,406
5.28%, 04/02/50		292	257,808
5.65%, 03/16/52		1,029	958,762
7.08%, 08/02/53		110	122,523
BAT International Finance PLC, 5.93%, 02/02/29		461	483,779
Imperial Brands Finance PLC, 06/30/28(a)(b)		1,510	1,509,819
Philip Morris International, Inc.
4.13%, 04/28/28		535	533,953
4.88%, 04/30/35		452	445,928
			5,915,407
Trading Companies & Distributors — 0.8%
Air Lease Corp.
2.88%, 01/15/26		596	589,926
5.30%, 06/25/26		730	734,850
1.88%, 08/15/26		2,393	2,326,388
			3,651,164
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV, 4.38%, 04/22/49		221	180,807
Rogers Communications, Inc., 3.80%, 03/15/32		1,091	1,013,820
T-Mobile U.S.A., Inc.
4.38%, 04/15/40		620	549,375
3.00%, 02/15/41		142	103,909
4.50%, 04/15/50		132	109,144
3.30%, 02/15/51		158	104,870
3.40%, 10/15/52		149	99,529
6.00%, 06/15/54		106	107,904
5.50%, 01/15/55		108	102,387
Security		Par (000)	Value
Wireless Telecommunication Services (continued)
T-Mobile U.S.A., Inc.
5.25%, 06/15/55	USD	211	$ 192,697
5.88%, 11/15/55		98	97,959
			2,662,401
Total Corporate Bonds — 82.6% (Cost: $357,861,325)			362,283,963
Foreign Agency Obligations
Panama — 0.1%
Banco Nacional de Panama, 2.50%, 08/11/30(a)		360	300,240
Total Foreign Agency Obligations — 0.1% (Cost: $359,828)			300,240
Foreign Government Obligations
Chile — 0.0%
Republic of Chile, 3.25%, 09/21/71		338	205,842
Israel — 0.2%
State of Israel, 5.75%, 03/12/54		768	711,840
Mexico — 1.4%
United Mexican States
07/02/32(b)		2,242	2,267,783
6.05%, 01/11/40		168	160,080
4.35%, 01/15/47		504	364,392
4.40%, 02/12/52		501	352,098
6.34%, 05/04/53		405	372,398
7.38%, 05/13/55		2,644	2,736,540
			6,253,291
Peru — 0.4%
Republic of Peru
6.20%, 06/30/55		1,007	1,013,042
2.78%, 12/01/60		787	422,619
3.60%, 01/15/72		140	86,223
3.23%, 07/28/21		161	86,457
			1,608,341
Saudi Arabia — 0.2%
Kingdom of Saudi Arabia, 5.13%, 01/13/28(a)		925	939,800
Uruguay — 0.2%
Oriental Republic of Uruguay
5.10%, 06/18/50		101	93,122
4.98%, 04/20/55		718	636,148
			729,270
Total Foreign Government Obligations — 2.4% (Cost: $10,261,333)			10,448,384
Municipal Bonds
California — 0.3%
State of California, GO, 7.63%, 03/01/40		950	1,138,274
Illinois — 0.2%
Chicago O’Hare International Airport RB, Series B, 6.40%, 01/01/40		1,000	1,105,630

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series C Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
New York — 0.3%
Metropolitan Transportation Authority, New York RB, 7.34%, 11/15/39	USD	985	$ 1,163,427
Port Authority of New York & New Jersey RB, 4.46%, 10/01/62		385	320,619
			1,484,046
Total Municipal Bonds — 0.8% (Cost: $3,720,462)			3,727,950
Preferred Securities
Capital Trusts — 3.4%
Banks — 1.8%
Banco Santander SA, 9.63%(i)		400	466,489
Bank of America Corp., Series TT, 6.13%(i)		1,056	1,073,066
Bank of Nova Scotia (The), 8.00%, 01/27/84		421	446,454
Barclays PLC
6.13%(i)		653	653,249
7.63%(i)		370	371,588
9.63%(i)		1,533	1,702,715
BNP Paribas SA, 7.75%(a)(i)		647	680,499
Citigroup, Inc.
Series EE, 6.75%(i)		703	708,177
Series FF, 6.95%(i)		839	856,887
Credit Agricole SA, 8.13%(a)(i)		200	202,500
NatWest Group PLC, 6.00%(i)		654	652,926
			7,814,550
Capital Markets — 0.7%
Brookfield Finance, Inc., 6.30%, 01/15/55		570	545,461
UBS Group AG
7.00%(a)(i)		505	502,365
7.13%(a)(i)		580	577,616
9.25%(a)(i)		1,303	1,506,803
			3,132,245
Electric Utilities — 0.5%
American Electric Power Co., Inc., 5.70%, 08/15/25		659	659,521
Dominion Energy, Inc., 6.63%, 05/15/55		83	84,234
Edison International, 8.13%, 06/15/53		1,632	1,576,340
PacifiCorp, 7.38%, 09/15/55		82	85,244
			2,405,339
Health Care Equipment & Supplies — 0.1%
DENTSPLY SIRONA, Inc., 8.38%, 09/12/55		220	221,214
Insurance — 0.1%
Dai-ichi Life Insurance Co. Ltd. (The), 6.20%(a)(i)		395	398,584
Multi-Utilities — 0.2%
CenterPoint Energy, Inc.
6.70%, 05/15/55		113	114,039
Series A, 7.00%, 02/15/55		600	627,972
Series B, 6.85%, 02/15/55		188	194,498
			936,509
Total Preferred Securities — 3.4% (Cost: $14,743,632)			14,908,441
U.S. Treasury Obligations
U.S. Treasury Bonds
1.13%, 05/15/40		3,250	2,020,586
1.75%, 08/15/41		3,025	2,008,316
Security		Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Bonds
3.38%, 08/15/42	USD	2,375	$ 1,993,423
4.38%, 08/15/43		2,075	1,977,815
4.75%, 11/15/43 - 02/15/45		3,700	3,688,860
4.50%, 02/15/44(j)		2,380	2,299,675
4.63%, 05/15/44 - 11/15/44		2,380	2,330,377
3.00%, 05/15/45 - 02/15/49		2,000	1,480,889
2.75%, 08/15/47		1,135	808,953
U.S. Treasury Notes
4.25%, 01/15/28		2,400	2,431,031
3.75%, 04/15/28		6,615	6,623,269
2.88%, 04/30/29		235	227,831
4.00%, 02/28/30 - 03/31/30		5,160	5,208,186
Total U.S. Treasury Obligations — 7.5% (Cost: $32,764,295)			33,099,211
Total Long-Term Investments — 96.8% (Cost: $419,710,875)			424,768,189

	Shares
Short-Term Securities
Money Market Funds — 2.8%
Dreyfus Treasury Securities Cash Management, Institutional Class, 4.11%(k)	12,477,582	12,477,582
	Total Short-Term Securities — 2.8% (Cost: $12,477,582)	12,477,582
	Options Purchased — 0.2% (Cost: $1,147,045)	680,182
	Total Investments Before Options Written — 99.8% (Cost: $433,335,502)	437,925,953
	Options Written — (0.1)% (Premiums Received: $(392,096))	(517,703)
	Total Investments Net of Options Written — 99.7% (Cost: $432,943,406)	437,408,250
	Other Assets Less Liabilities — 0.3%	1,212,376
	Net Assets — 100.0%	$ 438,620,626

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	When-issued security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	Zero-coupon bond.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $731,579, representing 0.2% of its net assets as of period end, and an original cost of $738,000.

(i)	Perpetual security with no stated maturity date.
(j)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(k)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series C Portfolio
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Notes (10 Year)	180	09/19/25	$ 20,183	$ 297,917
U.S. Treasury Notes (2 Year)	2	09/30/25	416	(5)
U.S. Treasury Notes (5 Year)	129	09/30/25	14,063	88,610
				386,522
Short Contracts
U.S. Treasury Bonds (30 Year)	11	09/19/25	1,269	(13,766)
U.S. Ultra Treasury Bonds	23	09/19/25	2,736	(29,729)
U.S. Ultra Treasury Notes (10 Year)	28	09/19/25	3,199	(25,453)
				(68,948)
				$ 317,574
OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Put
10-Year Interest Rate Swap, 03/07/36	4.32%	Annual	1-day SOFR, 4.45%	Annual	JPMorgan Chase Bank N.A.	03/05/26	4.32%	USD	7,825	$67,707
10-Year Interest Rate Swap, 05/09/36	4.04%	Annual	1-day SOFR, 4.45%	Annual	Bank of America N.A.	05/07/26	4.04%	USD	6,850	118,920
10-Year Interest Rate Swap, 05/14/36	4.25%	Annual	1-day SOFR, 4.45%	Annual	Bank of America N.A.	05/12/26	4.25%	USD	6,875	88,408
30-Year Interest Rate Swap, 05/16/56	4.43%	Annual	1-day SOFR, 4.45%	Annual	Bank of America N.A.	05/14/26	4.43%	USD	8,050	201,048
30-Year Interest Rate Swap, 05/23/56	4.53%	Annual	1-day SOFR, 4.45%	Annual	Bank of America N.A.	05/21/26	4.53%	USD	9,375	204,099
										$680,182
OTC Interest Rate Swaptions Written
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
2-Year Interest Rate Swap, 09/10/27	3.33%	Annual	1-day SOFR, 4.45%	Annual	JPMorgan Chase Bank N.A.	09/08/25	3.33%	USD	23,500	$(71,994)
2-Year Interest Rate Swap, 10/02/27	3.20%	Annual	1-day SOFR, 4.45%	Annual	JPMorgan Chase Bank N.A.	09/30/25	3.20%	USD	38,400	(109,915)
2-Year Interest Rate Swap, 11/15/27	3.73%	Annual	1-day SOFR, 4.45%	Annual	Bank of America N.A.	11/13/25	3.73%	USD	33,520	(335,794)
										$(517,703)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.44.V1	1.00%	Quarterly	06/20/30	USD	10,071	$(226,116)	$(199,998)	$(26,118)

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series C Portfolio
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR, 4.45%	Annual	3.20%	Annual	09/10/25(a)	09/10/27	USD	3,895	$(12,048)	$—	$(12,048)
1-day SOFR, 4.45%	Annual	3.38%	Annual	09/10/25(a)	09/10/27	USD	3,340	1,136	—	1,136
1-day SOFR, 4.45%	Annual	3.58%	Annual	09/10/25(a)	09/10/27	USD	3,715	15,750	1,026	14,724
1-day SOFR, 4.45%	Annual	3.62%	Annual	09/10/25(a)	09/10/27	USD	2,790	13,922	—	13,922
3.62%	Annual	1-day SOFR, 4.45%	Annual	09/10/25(a)	09/10/27	USD	6,135	(29,642)	(2,583)	(27,059)
3.76%	Annual	1-day SOFR, 4.45%	Annual	09/10/25(a)	09/10/27	USD	3,490	(26,526)	(250)	(26,276)
1-day SOFR, 4.45%	Annual	3.52%	Annual	09/25/25(a)	09/25/27	USD	5,455	19,105	—	19,105
1-day SOFR, 4.45%	Annual	3.06%	Annual	10/02/25(a)	10/02/27	USD	16,345	(84,011)	—	(84,011)
1-day SOFR, 4.45%	Annual	3.18%	Annual	10/02/25(a)	10/02/27	USD	7,230	(20,416)	—	(20,416)
1-day SOFR, 4.45%	Annual	3.33%	Annual	10/02/25(a)	10/02/27	USD	5,260	(97)	—	(97)
1-day SOFR, 4.45%	Annual	3.44%	Annual	10/02/25(a)	10/02/27	USD	4,310	8,832	(57)	8,889
1-day SOFR, 4.45%	Annual	3.55%	Annual	10/02/25(a)	10/02/27	USD	7,120	30,917	3,687	27,230
3.62%	Annual	1-day SOFR, 4.45%	Annual	10/02/25(a)	10/02/27	USD	18,450	(103,033)	(5,609)	(97,424)
3.65%	Annual	1-day SOFR, 4.45%	Annual	10/02/25(a)	10/02/27	USD	4,265	(26,263)	(342)	(25,921)
1-day SOFR, 4.45%	Annual	3.14%	Annual	11/17/25(a)	11/17/27	USD	4,110	(9,894)	—	(9,894)
1-day SOFR, 4.45%	Annual	3.31%	Annual	11/17/25(a)	11/17/27	USD	5,045	3,916	—	3,916
1-day SOFR, 4.45%	Annual	3.38%	Annual	11/17/25(a)	11/17/27	USD	2,725	5,737	52	5,685
1-day SOFR, 4.45%	Annual	3.44%	Annual	11/17/25(a)	11/17/27	USD	3,720	12,373	—	12,373
1-day SOFR, 4.45%	Annual	3.49%	Annual	11/17/25(a)	11/17/27	USD	6,730	28,223	2,629	25,594
1-day SOFR, 4.45%	Annual	3.49%	Annual	11/17/25(a)	11/17/27	USD	2,555	10,860	57	10,803
1-day SOFR, 4.45%	Annual	3.56%	Annual	11/17/25(a)	11/17/27	USD	12,720	71,212	—	71,212
3.54%	Annual	1-day SOFR, 4.45%	Annual	11/17/25(a)	11/17/27	USD	4,600	(23,657)	(2,316)	(21,341)
3.58%	Annual	1-day SOFR, 4.45%	Annual	11/17/25(a)	11/17/27	USD	5,640	(33,288)	(1,947)	(31,341)
3.60%	Annual	1-day SOFR, 4.45%	Annual	11/17/25(a)	11/17/27	USD	2,685	(16,867)	(31)	(16,836)
3.79%	Annual	1-day SOFR, 4.45%	Annual	03/09/26(a)	03/09/36	USD	600	(4,677)	—	(4,677)
4.05%	Annual	1-day SOFR, 4.45%	Annual	03/09/26(a)	03/09/36	USD	2,500	(72,117)	—	(72,117)
1-day SOFR, 4.45%	Annual	3.86%	Annual	05/11/26(a)	05/11/36	USD	4,650	56,990	—	56,990
1-day SOFR, 4.45%	Annual	3.97%	Annual	05/11/26(a)	05/11/36	USD	735	15,491	—	15,491
1-day SOFR, 4.45%	Annual	4.00%	Annual	05/11/26(a)	05/11/36	USD	2,400	56,378	—	56,378
3.77%	Annual	1-day SOFR, 4.45%	Annual	05/11/26(a)	05/11/36	USD	875	(4,194)	849	(5,043)
1-day SOFR, 4.45%	Annual	4.00%	Annual	05/15/26(a)	05/15/36	USD	2,625	61,446	—	61,446
1-day SOFR, 4.45%	Annual	4.02%	Annual	05/18/26(a)	05/18/56	USD	2,350	46,979	—	46,979
3.94%	Annual	1-day SOFR, 4.45%	Annual	05/18/26(a)	05/18/56	USD	305	(1,845)	435	(2,280)
1-day SOFR, 4.45%	Annual	3.92%	Annual	05/26/26(a)	05/26/56	USD	225	629	—	629
								$(8,679)	$(4,400)	$(4,279)

(a)	Forward Swap.
OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.43 7-15%	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/29	USD	10,126	$(176,228)	$(141,323)	$(34,905)
Devon Energy Corp.	1.00	Quarterly	Bank of America N.A.	06/20/30	USD	527	(996)	463	(1,459)
Lennar Corp.	5.00	Quarterly	Bank of America N.A.	06/20/30	USD	104	(19,182)	(18,438)	(744)
Lennar Corp.	5.00	Quarterly	Bank of America N.A.	06/20/30	USD	156	(28,773)	(27,754)	(1,019)
Lennar Corp.	5.00	Quarterly	Deutsche Bank AG	06/20/30	USD	87	(16,046)	(15,550)	(496)
PulteGroup, Inc.	5.00	Quarterly	Bank of America N.A.	06/20/30	USD	156	(29,488)	(28,137)	(1,351)
PulteGroup, Inc.	5.00	Quarterly	Bank of America N.A.	06/20/30	USD	191	(36,104)	(34,471)	(1,633)
Toll Brothers Finance Corp.	1.00	Quarterly	Bank of America N.A.	06/20/30	USD	208	(1,052)	182	(1,234)
Toll Brothers Finance Corp.	1.00	Quarterly	Bank of America N.A.	06/20/30	USD	139	(703)	61	(764)
							$(308,572)	$(264,967)	$(43,605)

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series C Portfolio
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
AT&T Inc.	1.00%	Quarterly	Bank of America N.A.	06/20/29	BBB	USD	655	$12,383	$7,560	$4,823
AT&T Inc.	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB	USD	139	2,628	1,776	852
AT&T Inc.	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB	USD	139	2,628	1,774	854
AT&T Inc.	1.00	Quarterly	Deutsche Bank AG	06/20/29	BBB	USD	177	3,346	2,043	1,303
Ford Motor Co.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	328	40,783	39,960	823
Ford Motor Co.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	292	36,307	35,764	543
Ford Motor Co.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	125	15,542	14,978	564
Ford Motor Co.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	139	17,283	17,025	258
Ford Motor Co.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	208	25,838	25,008	830
Ford Motor Co.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	125	15,542	14,898	644
Ford Motor Co.	5.00	Quarterly	Deutsche Bank AG	06/20/29	BBB-	USD	118	14,620	14,279	341
Freeport-McMoRan, Inc.	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	655	11,016	5,017	5,999
Freeport-McMoRan, Inc.	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	207	3,481	1,296	2,185
Freeport-McMoRan, Inc.	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	138	2,321	1,010	1,311
Freeport-McMoRan, Inc.	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	207	3,481	1,828	1,653
Freeport-McMoRan, Inc.	1.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	137	2,304	1,111	1,193
Freeport-McMoRan, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	BBB-	USD	219	3,683	1,775	1,908
Freeport-McMoRan, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	BBB-	USD	148	2,489	835	1,654
Kinder Morgan, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	BBB	USD	396	7,842	6,120	1,722
Kinder Morgan, Inc.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	BBB	USD	284	5,624	4,213	1,411
Teck Resources Ltd.	5.00	Quarterly	Bank of America N.A.	06/20/29	BBB-	USD	790	132,623	105,991	26,632
Verizon Communications, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/29	BBB+	USD	2,767	52,453	41,728	10,725
Verizon Communications, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/29	BBB+	USD	320	6,066	4,716	1,350
Verizon Communications, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/29	BBB+	USD	377	7,147	6,044	1,103
Verizon Communications, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/29	BBB+	USD	503	9,535	8,064	1,471
Verizon Communications, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/29	BBB+	USD	1,475	27,961	23,606	4,355
Verizon Communications, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/29	BBB+	USD	415	7,867	6,797	1,070
Boeing Co. (The)	1.00	Quarterly	Bank of America N.A.	06/20/30	BBB-	USD	1,089	13,021	—	13,021
								$485,814	$395,216	$90,598

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
June 30, 2025
BATS: Series C Portfolio
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 361,472,384	$ 811,579	$ 362,283,963
Foreign Agency Obligations	—	300,240	—	300,240
Foreign Government Obligations	—	10,448,384	—	10,448,384
Municipal Bonds	—	3,727,950	—	3,727,950
Preferred Securities	—	14,908,441	—	14,908,441
U.S. Treasury Obligations	—	33,099,211	—	33,099,211
Short-Term Securities
Money Market Funds	12,477,582	—	—	12,477,582
Options Purchased
Interest Rate Contracts	—	680,182	—	680,182
	$ 12,477,582	$ 424,636,792	$ 811,579	$ 437,925,953
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 90,598	$ —	$ 90,598
Interest Rate Contracts	386,527	452,502	—	839,029
Liabilities
Credit Contracts	—	(69,723)	—	(69,723)
Interest Rate Contracts	(68,953)	(582,388)	—	(651,341)
	$ 317,574	$ (109,011)	$ —	$ 208,563

(a)
Derivative financial instruments are swaps, futures contracts and options written. Swaps, futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
GO	General Obligation Bonds
LP	Limited Partnership
OTC	Over-the-Counter
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate